UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     5/01/2003
----------------                     ------------                     ---------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           65
                                         -----------
Form 13F Information Table Value Total:     $111,136
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     4923   37860 SH       Sole              9400    750  36910
ABBOTT LABORATORIES            COM              002824100     1903   50600 SH       Sole             26000      0  50600
AGCO CORP COM                  COM              001084102      275   17100 SH       Sole                 0      0   7500
AGRIUM INC                     COM              008916108      524   48700 SH       Sole                 0      0  22400
ALTRIA GROUP INC               COM              02209s103     1052   35104 SH       Sole              6700      0  35104
AMERICAN EXPRESS COMPANY       COM              025816109      921   27714 SH       Sole              5800      0  27714
AMERICAN INTERNATIONAL GROUP I COM              026874107     4770   96459 SH       Sole             13000   1148  88011
AMGEN INC                      COM              031162100      593   10300 SH       Sole                 0      0   4400
AOL TIME WARNER INC            COM              00184a105      269   24750 SH       Sole             15000      0  11550
APPLERA CORP COM AP BIO GRP    COM              038020103      160   10100 SH       Sole             21000      0  10100
APPLERA CORP COM CELERA GENOMI COM              038020202      244   28300 SH       Sole                 0      0  13000
ARCHER-DANIELS-MIDLAND CO      COM              039483102      399   36900 SH       Sole                 0      0  15400
ARMOR HLDGS INC COM            COM              042260109     1548  154750 SH       Sole                 0   2800 150900
BANK OF AMER CORP              COM              060505104      215    3222 SH       Sole                 0      0   3222
BOEING CO                      COM              097023105      248    9900 SH       Sole                 0      0   9900
BRISTOL MYERS SQUIBB CO        COM              110122108     1243   58816 SH       Sole                 0      0  58816
CATERPILLAR INC                COM              149123101       17     340 SH       Sole                 0      0    340
CHEVRONTEXACO CORP             COM              166764100      426    6596 SH       Sole              8900      0   6596
CISCO SYSTEMS INC              COM              17275r102     1898  146212 SH       Sole                 0      0 146212
CITIGROUP INC                  COM              172967101     3807  110503 SH       Sole                 0   1700  99103
CLARUS CORP DEL                COM              182707109      123   24500 SH       Sole                 0      0  24500
COCA COLA CO                   COM              191216100     3439   84954 SH       Sole                 0   1550  82904
COLGATE PALMOLIVE CO           COM              194162103      305    5600 SH       Sole                 0      0   5600
COMCAST CORPORATION NEW SPL CL COM              20030n200     4498  163625 SH       Sole                 0   2700 159975
DEERE & CO COM                 COM              244199105      542   13818 SH       Sole              3800      0  13818
DELL COMPUTER CORP             COM              247025109     2435   89150 SH       Sole                 0   1850  86600
DEVON ENERGY CORP NEW          COM              25179M103      342    7100 SH       Sole              5000      0   3200
E I DU PONT DE NEMOURS & CO    COM              263534109       93    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      731   16126 SH       Sole                 0      0  11126
EXXON MOBIL CORP               COM              30231g102     4906  140367 SH       Sole                 0      0 140367
GENERAL ELECTRIC CO            COM              369604103     7391  289847 SH       Sole              5000   2600 286397
GENERAL MILLS INC              COM              370334104      437    9600 SH       Sole              8000      0   9600
GENERAL MOTORS CORP COM        COM              370442105      833   24788 SH       Sole                 0      0  19688
GILLETTE CO                    COM              375766102     3773  121950 SH       Sole                 0   1800 111300
HISPANIC BROADCASTING CL A     COM              43357B104     1685   81550 SH       Sole             17000   1700  79200
HOME DEPOT INC                 COM              437076102     2848  116903 SH       Sole              8000   2000 114403
HONEYWELL INTL INC             COM              438516106     2317  108475 SH       Sole                 0   2600  87675
INTEL CORP                     COM              458140100     2966  182190 SH       Sole             15000   3300 169490
INTERNATIONAL BUSINESS MACHINE COM              459200101     1472   18774 SH       Sole                 0      0  18774
J P MORGAN CHASE & CO          COM              46625h100     1221   51500 SH       Sole                 0      0  36200
JOHNSON & JOHNSON              COM              478160104     3833   66229 SH       Sole              8500    700  65229
MCDONALDS CORP                 COM              580135101      557   38500 SH       Sole                 0      0  38500
MERCK & CO INC                 COM              589331107     9171  167421 SH       Sole                 0   2000 156271
MICROSOFT CORP                 COM              594918104     5859  242022 SH       Sole                 0   2200 239022
NEUBERGER BERMAN INC.          COM              641234109     1167   41350 SH       Sole                 0    900  40100
NORTHERN TRUST CORP            COM              665859104     1188   39000 SH       Sole                 0    800  37900
PEPSICO INC                    COM              713448108      656   16400 SH       Sole                 0      0  16400
PFIZER INC                     COM              717081103     4281  137385 SH       Sole                 0   1450 135285
PHARMACIA CORP                 COM              71713u102      628   14500 SH       Sole                 0      0  14500
PROCTER & GAMBLE CO            COM              742718109      303    3400 SH       Sole                 0      0   3400
SCHERING PLOUGH CORP COM       COM              806605101      271   15200 SH       Sole                 0      0  15200
SEALED AIR CORP NEW COM        COM              81211K100      554   13800 SH       Sole             13000      0  13800
SYSCO CORP                     COM              871829107      254   10000 SH       Sole                 0      0  10000
TEXAS INSTRUMENTS INC          COM              882508104      421   25700 SH       Sole                 0      0  12600
UNITED TECHNOLOGIES CORP       COM              913017109     3789   65575 SH       Sole                 0   1350  63725
VALUE LINE INC COM             COM              920437100     2838   61500 SH       Sole                 0   1200  59900
VERIZON COMMUNICATIONS         COM              92343v104      437   12358 SH       Sole                 0      0  12358
VIACOM INC-CL B                COM              925524308      258    7061 SH       Sole                 0      0   7061
WAL-MART STORES INC            COM              931142103      557   10700 SH       Sole                 0      0  10700
WALT DISNEY CO HOLDING CO      COM              254687106     4159  244358 SH       Sole                 0   3900 239258
WYETH COM                      COM              983024100      477   12600 SH       Sole                 0      0  12600
BP P L C SPONSORED ADR (FRM BP                  055622104      553   14333 SH       Sole                 0      0  14333
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      183    5200 SH       Sole                 0      0   5200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      337    8272 SH       Sole                 0      0   8272
ISHARES TRUST S&P SMALLCAP 600                  464287804      613    6700 SH       Sole                 0      0   6700